11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
February 24, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Investment Funds (Invesco Investment Funds)
CIK 0000826644
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses relating to the Class A, Class C, Class R, Class R5, Class R6, Class Y and Investor Class shares, as applicable, of:
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Core Bond Fund, Invesco Developing Markets Fund, Invesco Discovery Mid Cap Growth Fund, Invesco Emerging Markets All Cap Fund, Invesco Emerging Markets Innovators Fund, Invesco Emerging Markets Local Debt Fund, Invesco Emerging Markets Select Equity Fund, Invesco Endeavor Fund, Invesco Fundamental Alternatives Fund, Invesco Global Allocation Fund, Invesco Global Infrastructure Fund, Invesco Global Strategic Income Fund, Invesco Global Targeted Returns Fund, Invesco Greater China Fund, Invesco Health Care Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Asset Income Fund, Invesco Pacific Growth Fund, Invesco Select Companies Fund and Invesco World Bond Factor Fund
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 191 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 22, 2021.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-0310 or Taylor.Edwards@invesco.com.

Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Associate General Counsel